Income Taxes - Schedule of Components of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Current tax provision			$ 5,525	$ 8,030	$ 4,955
Deferred tax provision (benefit)	$ 8,511	$ 748	4,791	21,585	(173,313)
Income tax provision (benefit)	$ 13,500	$ 748	10,316	29,615	(168,358)
United States Federal
Income Tax [Line Items]
Current tax provision			2,638	444	(1,657)
Deferred tax provision (benefit)			4,635	(10,817)	(173,095)
United States And Local
Income Tax [Line Items]
Current tax provision			12	2	98
Deferred tax provision (benefit)			1,130	(3,476)	(7,847)
Foreign
Income Tax [Line Items]
Current tax provision			2,875	7,584	6,514
Deferred tax provision (benefit)			$ (974)	$ 35,878	$ 7,629